Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Commitments

COMMITMENTS
	Capital expenditure
	Contracted for	50.0	44.5
	Operating leases[2]
	– within one year	76.7	66.6
	– later than one and not later than five years	256.5	257.9
	– later than five years	324.2	448.0

[2]

The operating lease commitments consist mainly of power purchase agreements entered into at Tarkwa, Damang, Granny Smith and Gruyere. Included in these amounts are payments for non-lease elements of the arrangement.